Financial instruments and fair values (Tables)	12 Months Ended
Mar. 29, 2020
Financial Instruments And Fair Value Measurement [Abstract]
Schedule of Fair Value Measurement
The following table gives information about how the fair values of these financial assets and financial liabilities are determined, in particular, the valuation technique(s) and inputs used.

Financial assets/ financial liabilities	Fair value hierarchy	Valuation technique(s) and key input(s)	Relationship of unobservable inputs to fair value
Foreign currency forward contracts	Level 2
Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects the credit risk of various counterparties.
Increases (decreases) in the forward exchange rate increase (decrease) fair value. Increases (decreases) in discount rate decrease (increase) fair value.
Foreign currency swap contracts	Level 2
Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects the credit risk of various counterparties.
Increases (decreases) in the forward exchange rate increase (decrease) fair value. Increases (decreases) in discount rate decrease (increase) fair value.
Embedded derivative related to term loan interest rate floor	Level 2	Future cash flows are estimated based on interest rates and forward interest rates, discounted at a rate that reflects the credit risk of the counterparties.
Increases (decreases) in the forward interest rate decrease (increase) fair value.

Increases (decreases) in the discount rate decrease (increase) fair value.

Increase (decrease) in the US$:C$ exchange rate decrease (increase) fair value.

Schedule of Fair Value Measurement of Assets
The following table presents the fair values and fair value hierarchy of the Company’s financial instruments and excludes financial instruments carried at amortized cost that are short-term in nature:

	March 29, 2020					March 31, 2019
	Level 1	Level 2	Level 3	Carrying value	Fair value	Level 1	Level 2	Level 3	Carrying value	Fair value
	$	$	$	$	$	$	$	$	$	$
Financial assets
Cash	31.7	—	—	31.7	31.7	88.6	—	—	88.6	88.6
Derivatives included in other current assets	—	11.3	—	11.3	11.3	—	1.8	—	1.8	1.8
Derivatives included in other long-term assets	—	5.9	—	5.9	5.9	—	7.0	—	7.0	7.0
Financial liabilities
Derivatives included in accounts payable and accrued liabilities	—	19.0	—	19.0	19.0	—	1.6	—	1.6	1.6
Short-term borrowings	—	—	—	—	—	—	—	—	—	—
Derivatives included in other long-term liabilities	—	2.9	—	2.9	2.9	—	4.4	—	4.4	4.4
Revolving facility	—	—	—	—	—	—	—	—	—	—
Term loan	—	—	158.1	158.1	159.3	—	—	145.2	145.2	152.4
Lease liabilities	—	—	227.9	227.9	227.9	—	—	—	—	—

Schedule of Fair Value Measurement of Liabilities
The following table presents the fair values and fair value hierarchy of the Company’s financial instruments and excludes financial instruments carried at amortized cost that are short-term in nature:

	March 29, 2020					March 31, 2019
	Level 1	Level 2	Level 3	Carrying value	Fair value	Level 1	Level 2	Level 3	Carrying value	Fair value
	$	$	$	$	$	$	$	$	$	$
Financial assets
Cash	31.7	—	—	31.7	31.7	88.6	—	—	88.6	88.6
Derivatives included in other current assets	—	11.3	—	11.3	11.3	—	1.8	—	1.8	1.8
Derivatives included in other long-term assets	—	5.9	—	5.9	5.9	—	7.0	—	7.0	7.0
Financial liabilities
Derivatives included in accounts payable and accrued liabilities	—	19.0	—	19.0	19.0	—	1.6	—	1.6	1.6
Short-term borrowings	—	—	—	—	—	—	—	—	—	—
Derivatives included in other long-term liabilities	—	2.9	—	2.9	2.9	—	4.4	—	4.4	4.4
Revolving facility	—	—	—	—	—	—	—	—	—	—
Term loan	—	—	158.1	158.1	159.3	—	—	145.2	145.2	152.4
Lease liabilities	—	—	227.9	227.9	227.9	—	—	—	—	—